Capital Management, Corporate Governance Transparency Policy and Risk Management	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Capital Management, Corporate Governance Transparency Policy and Risk Management
50.	CAPITAL MANAGEMENT, CORPORATE GOVERNANCE TRANSPARENCY POLICY AND RISK MANAGEMENT

As financial institutions, the activities of Banco Macro SA and Banco del Tucumán SA are governed by the Financial Entities Law No. 21,526, as supplementary, and the regulations issued by the BCRA. Moreover, they adhere to the good banking practices laid out in BCRA Communiqué “A” 5201 (Financial Entities Corporate Governance Guidelines) as supplementary.

The Bank publicly trades its shares on the Buenos Aires Stock Exchange (BCBA for its acronym in Spanish language) and, thus, it is subject to the regulations issued by the CNV.

Through General Resolution No. 622/13, the CNV established the minimum contents of the Corporate Governance Code, adding notions of good corporate governance to corporate management as guidelines or recommendations that seek to provide transparency thereto. The CNV does not require that the recommendations be implemented, although it does require that the Bank explain the reasons why it decided not to adopt the good practices described in such resolution. The Bank annually publishes a document called Corporate Governance Explanatory Report together with the Annual Report to the Shareholders for the fiscal year, required by regulations, which is available on the Bank’s website and on that of such enforcement agency.

This regulation reinforces the notions contained in Capital Markets Law establishing principles such as “full disclosure”, “transparency”, “efficiency”, “public investor protection”, “equal footing between investors” and “protection of the stability of financial entities and financial intermediaries”.

On the other hand, as the Bank lists its shares on the NYSE, qualifying as a foreign private issuer, it is required to comply with certain corporate governance standards as established in section 303A of the NYSE’s Listed Company Manual, as amended.

The main guidelines under the BCRA standards contemplated in the revised text “Financial Entities Corporate Governance Guidelines”, as supplementary, are as follows:

•	Ownership structure

As of December 31, 2018, the Bank’s shareholders are:

FULL NAME/ CORPORATE NAME	Participating Interest	Voting Interest
Brito Jorge Horacio	16.59	18.55
Carballo Delfín Jorge Ezequiel	16.68	18.37
ANSES FGS Law No. 26425	27.49	25.77
Grouped shareholders (Local Stock Exchanges)	10.47	10.35
Grouped shareholders (Foreign stock exchanges)	28.77	26.96

On the other hand, the shareholders of Banco del Tucumán SA are:

FULL NAME/ CORPORATE NAME	Participating Interest	Voting Interest
Banco Macro SA	99.945%	99.945%
Others	0.005%	0.005%

•	Board of Directors and Senior Management

The Bank’s Board of Directors is currently made up of 13 regular members. Members are renewed by thirds and the appointed Directors remain in office for three fiscal years. In the fiscal year 2016 particularly, due to the reorganization of the Board, some of them were appointed for shorter periods. Directors are nominated and appointed by the Shareholders’ Meeting. Once elected, the BCRA must confirm the designation of the Directors, expressly authorizing them to accept the designation, pursuant to the terms as to experience and knowledge, contained in the rules CREFI 2-Creation, Operation and Expansion –XV- Financial Entities Authorities. The following table shows the Bank’s Board of Directors as of December 31, 2018:

Name	Position
Delfín Jorge Ezequiel Carballo	Chairman
Jorge Pablo Brito	Vice chairman
Carlos Alberto Giovanelli	Director
Nelson Damián Pozzoli	Director
José Alfredo Sanchez (*)(***)	Director
Martín Estanislao Gorosito (*)(**)	Director
Constanza Brito	Director
Guillermo Stanley	Director
Mario Luis Vicens (*)	Director
Juan Martín Monge Varela(*)(**)	Director
Marcos Brito	Director
Alejandro Eduardo Fargosi (*)(**)	Director
Delfín Federico Ezequiel Carballo	Director
Santiago Horacio Seeber	Alternate director
Alejandro Guillermo Chiti (*)	Alternate director
Fabián Alejandro de Paul (*)(***)	Alternate director

(*)	Independent directors.
(**)	Designated by Anses-Fgs.
(***)

The Shareholders’ Meeting held on April 30, 2019, decided, among other issues, the designation of Fabián Alejandro de Paul as a director due to the expiration term of José Alfredo Sanchez and Alan Whamod as an alternate director in the place of Fabián Alejandro de Paul.

The Board of Directors of Banco del Tucumán S.A. in turn is composed of six members. Members are renewed by thirds and the appointed Directors remain in office for three fiscal years. Directors are nominated and appointed by the Shareholders’ Meeting.

Name	Position
Jorge Horacio Brito	Chairman
Delfín Jorge Ezequiel Carballo	Vice chairman
Jorge Pablo Brito	Director
Nelson Damián Pozzoli	Director
Claudio Alejandro Cerezo	Director
Marcos Brito	Director
Ernesto Eduardo Medina	Alternate director
María Milagro Medrano	Alternate director
Ignacio Palma	Alternate director
Constanza Brito	Alternate director

Directors should be morally suitable, experienced and knowledgeable in the banking business and meet the requirements established in the effective regulations, issued by the BCRA. Compliance with these requirements is assessed when the Shareholders’ Meeting appoints the directors and on a regular basis during their term of office.

At present, six Directors are independent, pursuant to the provisions of the CNV rules and regulations and the provisions of the Financial Entities Corporate Governance Guidelines issued by the BCRA.

Senior Management is directed by a General Manager designated by the Board and includes as well officers reporting directly to the general manager, as well as officers of three staff areas reporting directly to the Board. Members are detailed below:

Gustavo Alejandro Manriquez	General manager
Brian Anthony	Management control and strategic planning manager
Martín Kaplan	Commercial banking manager
Ernesto Eduardo Medina	Human resources manager
Jorge Francisco Scarinci	Finance and investor relation manager
Francisco Muro	Distribution and sales manager
Ana María Magdalena Marcet	Credit risk manager
María Milagro Medrano	Institutional relations and customer service manager
Agustín Devoto	Investment banking manager
María José Perez Van Morlegan	Legal manager
Alberto Figueroa	Comprehensive risk management manager
Adrian Mariano Scosceria	Corporate banking manager
Ricardo Mendoza Alban	Operations and system manager
Juan Domingo Mazzon	Government banking manager
Gerardo Adrián Álvarez	Administration manager

•	Committees

The corporate by-laws state that the Board of Directors may establish such Committees as it deems appropriate for the business of the Bank, as well as appoint their members. The Bank currently features the following Committees:

Committee	Functions
CNV Audit	They are established in Capital Markets Law as supplementary.

Internal Audit (1)	Overseeing the proper operation of the internal control systems defined at the Bank through a periodic assessment thereof and contributing to improving the effectiveness of internal controls.

Integral Risk Management (2)	It is in charge of monitoring Senior Management’s activities involving the management of credit, market, liquidity, operational, compliance and reputation risks, among others. It advises the Board of Directors on the Bank’s risks.

Assets and Liabilities	Setting out the Bank’s financial strategy, analyzing the markets and establishing the policies on assets and liabilities, management of market, liquidity, interest rate and currency risks.

IT (1)	Overseeing the proper operation of the information technology environment and contributing to improving the effectiveness thereof.

Credit (2)	Approving credit transactions based on credit capacity.

Legal Recovery (2)	Incumbent in defining payment arrangements exceeding the predetermined parameters, as well as reclassifying portfolio to be subject to legal proceedings or accounting derecognitions
Personnel Incentives (2)	Ensuring the financial incentives for personnel system is consistent with the culture, the objectives, the business in the long term, the strategy and the control environment of the Bank.

Ethics and Compliance (2)	Ensuring the Bank has the proper means with which to promote correct decision-making and compliance with internal and external regulations.

Corporate Governance and Designations (2)	The Committee’s duties include those related to the process of renewing and replacing Senior Management members and the succession plans. It is also in charge of applying the Corporate Governance Code at the Bank and at its subsidiaries.

Anti-money Laundering (1)	Planning and coordinating compliance with the policies established by the Board of Directors on the matter.

Financial Services User Protection (2)	The duties of this Committee include those related to ensure the existence and maintenance of a financial services user protection process and a customer service system.

(1)	Banco Macro SA and Banco del Tucumán SA have its own Committee
(2)	Banco Macro SA´ with a view group management.

•	Code of ethics

The Bank has established a Code of Ethics for directors and senior management, expecting that their members act according to the highest standards of personal and professional integrity in all aspects of their activities; to comply with the applicable law, to discourage reproachable behaviors and to comply with the Bank’s Code of conduct and other policies and procedures governing employee conduct. This Code of ethics is supplemental to the Bank’s Code of Conduct.

•	Code of Conduct

The Entity promotes a work environment where responsibility, execution, commitment, results, loyalty, honesty, good communication and teamwork are encouraged.

The goal is to base daily relationships on mutual respect, trust and cordial and simple behavior, between coworkers and bosses as well as with suppliers and customers, developing all the activities with the highest ethical working and personal principles.

In that direction, the Code of Conduct is intended to establish the principles and values that all Bank members must comply. The trust provided by shareholders, customers and the general public depends to a large extent on compliance with these principles.

•	Ethical line

According with ethical behavior standards, it was implemented for the Bank and its subsidiaries, Banco del Tucumán SA y Macro Securities SA, Macro Fondos SGFCI SA y Macro Fiducia SA, an Ethical line or a report channel, which is managed by an external third party, ensuring compliance with anonymity and confidentiality principles.

Reports are received by the Ethical and Compliance Committee, who takes knowledgment of them, as well as the resolution of cases, following the protocols.

Branches

The Bank has a broad network of branches throughout the entire country, featuring as of December 31, 2018, 437 branches of Banco Macro SA and 34 branches of Banco del Tucumán SA.

Subsidiaries

The Bank carries out certain transactions through its subsidiaries, which are identified in note 3. to the Bank’s consolidated financial statements.

Business lines

The Bank’s business lines and transactions with trusts are mentioned in notes 1 and 43, respectively.

•	Incentive practices

The Bank adopts a compensation policy that comprises fixed and variable compensation; the latter is granted within the framework of an objective and competency assessment process.

The variable compensation program, in the context of the compensation policy, is consistent with the Bank’s mission, values, organization, objectives, long-term business sustainability, strategy, control environment and the prudent assumption of risk. It is aimed at recognizing the extraordinary performance displayed by employees according to:

•	Their contribution to the results reached

•	Their management in keeping with the Bank’s mission and values

The key variables in determining compensation are:

•	The level of responsibility and complexity of the position

•	The person’s competencies and potential

•	The person’s performance and outcomes

•	The position with respect to the benchmark market

•	The results reached by the Bank

The Incentives Committee is in charge of ensuring the financial incentives for personnel system is consistent with the culture, the objectives, the business in the long term, the strategy and the control environment of the Bank, and the prudent assumption of risks.

The Bank aims at compensating personnel ensuring performance recognition, internal equity, competitiveness, productivity, efficiency and added value.

•	Role of financial agent

The Bank acts as financial agent in the Provinces of Misiones, Salta and Jujuy. In addition, the controlled entity, Banco del Tucumán SA, acts as financial agent of the Province of Tucumán and the Municipalities of Yerba Buena and San Miguel de Tucumán.

•	Corporate Sustainability Policy

The Bank is aware of its responsibility towards the surrounding communities. The Corporate Sustainability area promotes this development by fostering and implementing policies and actions that exert a positive social, environmental and economic impact.

Thus, it engages in constant dialogue with the different areas and stakeholders with the ultimate goal of creating social value and drafting policies aimed at promoting a fair, supporting and equal world.

These sustainability values are disclosed in the Comprehensive Report as a major milestone to align the financial information (in documents such as the Letter to the Shareholders and financial statements) and ensure their integration and consistency with corporate sustainability.

•	Anticorruption policy

Pursuant to Law No. 27,401 (Law on Corporate Criminal Liability), the Board establishes that officers and employees of the Bank and its subsidiaries shall not offer to pay, pay or authorize the payment of money or anything of value to (public) officers to obtaining or keeping a business. It also extends these guidelines to the private sphere. These principles are contained in the Ethics Code for directors and senior managers, and the Code of Conduct for all employees. Besides, the Bank has a Code of Conduct for suppliers.

The laws of other jurisdictions with similar prohibitions apply, especially the Foreign Corrupt Practices Act (FCPA) because Banco Macro S.A. is a foreign company that lists its shares in the NYSE and is subject to SEC control and oversight.

The Group companies that wish to perform any transaction involving any public administration officer, public agency or public company, either Argentine or foreign, shall communicate this event in advance to the Board through the General Manager and inform, before the transaction is conducted, the agents or intermediaries that may be involved in the transaction. The Bank also has a manual with guidelines for interacting with public officers.

This communication duty is not mandatory for the transactions derived from agreements with provincial financial agents (except for the subscription of framework agreements), ordinary bank transactions (for example, payroll processing) and the transactions that do not pose any major risk due to the minimum amounts involved.

These anticorruption policies, although they are aimed at transactions within the public sector, also apply to transactions between private parties, as specifically set forth in the Ethic Code and the Code of Conduct.

The Bank has in place an Anticorruption Policy and an Integrity Program. The Ethics and Compliance Committee will be responsible for its adoption, follow-up and period reporting to the Board.

•	Transactions with related parties – Policy on conflict of interest

As an authorized financial institution, Banco Macro SA complies with the provisions and reporting requirements established in Financial and Foreign Exchange Entities Act No. 21526 and the regulations issued by the regulatory agency (BCRA).

As established by law (Argentine Business Company Law No. 19550), specific applicable regulations (Capital Markets Law, as supplementary), professional accounting standards (Technical Resolution No. 21), IAS 24 and best practice recommendations, the Bank reports on the transactions with related parties in notes to the financial statements. Such transactions are carried out under usual market conditions. See also note 19 to these consolidated financial statements.

Under current Argentine legislation, directors are required to perform their duties with the loyalty and diligence of a prudent business man. Directors are jointly and severally liable to the Bank, the shareholders and third parties for a poor performance of duties and infringements to the law, bylaws and regulations, as the case may be, and are responsible for repairing the damages caused by fraud, abuse of authority or negligence.

The loyal duties of a director are considered to include: (i) the ban from using corporate assets and the confidential information to which he/she may have access for personal purposes; (ii) the ban from taking advantage or, due to errors or omissions, allowing a third party to take advantage of the Bank’s business opportunities, (iii) the obligation of acting as director only for the purposes established in the law, the Bank’s bylaws or the intention of the shareholders or the Board of Directors; and (iv) the obligation of taking extreme care so that the acts conducted by the Board of Directors have no direct or indirect effects against the Bank’s interests.

A director should notify the Board of Directors and the Audit Committee about any conflict of interest such director may have in a transaction proposal and should refrain from voting on the matter.

•	Public information

The information related to corporate governance at the Bank is included within the transparency policy contained in such precepts and, hence, is available to interested members of the public on the website www.macro.com.ar (“Conocenos” – Relaciones con Inversores) and, www.bancodeltucuman.com.ar (“Información institucional e Inversores”) additionally, some guidelines are disclosed in other notes to these Financial Statements. Moreover, the Bank’s public information is disclosed on the websites of the BCRA (www.bcra.gob.ar) and the CNV (www.cnv.gob.ar).

In addition, the Bank publishes the Market Discipline Report, pursuant to the guidelines established by the BCRA for such information regime, in accordance with the criteria of the Basel Banking Supervision Committee, which is available in the Bank’s website.

Risk management

Within the framework of the Corporate Governance policy, the Board of Directors of the Bank resolved the creation of a Risk Management Committee and appointed a Head of Integral Risk Management.

Its duties includes ensuring that an independent risk management be established, establishing policies, procedures and measurement methodologies and report systems which allow the identification, measurement and monitoring of the risk under its charge and also, the duties of each organizational level in the process.

The risk management process includes the establishment of the exposure limits for each risk by the Board of Directors, a follow-up on the exposure to each limit by the persons in charge, the preparation of regular reports for the Risk Management Committee, a follow-up on the alerts and the implementation of action plans regarding the alerts and the guidelines for developing stress tests.

The system is supplementary with policies and procedures specific to each risk (Financial, Credit, Operational, Counterparty Credit, Country Risk, Securitization, Reputational, Compliance, Strategic Risks, among others).

In addition, the Credit Risk Management area is in charge of interpreting, executing and guaranteeing the application of the General Credit Policy as approved by the Board of Directors, pursuant to the internal and external standards and regulations on the matter. Credit Risk Management reports functionally to the General Manager.

Integral Risk Management

The Integral Risk Management area is formed by the Compliance Department and the Risk Management Department, in charge of the Financial Risk, Credit Risk and Operating and Technology Risk areas.

The main procedures carried out by the Risk Management Department are:

•	Stress tests

The process of stress test includes documenting and formalizing the program as well as the persons in charge of carrying it out, the frequency of testing and the validation of the system. It also contemplates the Contingency Plan based on the test results. The Risk Management Committee leads and coordinates this application.

•	Economic Capital Calculation

The Risk Management Department estimates the economic capital for each one of the individual risks (Market, Liquidity, Interest Rate, Credit, Counterparty Credit, Concentration, Operational, Securitization, Strategic and Reputational) determined for the Bank on a consolidated basis with its subsidiaries with the same scope as the regulation. The methods used to deal with subsidiaries are exactly the same.

The economic capital sufficiency evaluation process is an integral part of the corporate governance and risk management culture of the entities.

Quantified economic capital was implemented as a formal procedure, both currently and prospectively, and is a tool used in the day-to-day management of risks, in preparing the Business Plan and the Stress Tests.

The methods used to measure the economic capital of each risk were documented and approved by the Management, pursuant to the internal rules on Corporate Governance and Risk Management.

The results must serve to support decision-making, including strategic decisions adopted by the Board and the Senior Management. In this way they may:

•	Estimate the level and trend of the relevant risks and the effects thereof on capital needs.

•	Evaluate the reasonability of the basic assumptions used in the capital measuring system and the sensitivity of the results to changes in those assumptions.

•	Determine whether the Bank has sufficient regulatory capital to cover the different risks and if it meets the capital sufficiency goals required.

•	Consider its future capital requirements based on the risk profile and, according thereto, introduce the necessary adjustments into the strategic plan.

The essential elements of the capital evaluation include:

•	Policies and proceedings ensuring the risk management process.

•	A process connecting economic capital with risk level.

•	A process establishing capital sufficiency goals based on the risks, taking into account the strategic approach and the business plan.

•	An internal control process, in order to secure a comprehensive risk management.

The Bank actively uses guarantees to mitigate its credit risk.

Excessive risk concentration:

To avoid excessive risk concentrations, the Bank’s policies and procedures include specific guidelines to focus on keeping a diversified portfolio. The identified credit risk concentrations are controlled and managed accordingly. The selective coverage is used at the Bank to manage risk concentrations both in terms of relationships and industry.

In addition, note that the Bank meets the provisions established by the BCRA as regards maximum assistance limits to given groups of debtors, in order to atomize the portfolio, reducing credit risk concentration.

The main types of risks that the Bank is exposed to are those related to credit risk, liquidity risk, market risk, interest rate risk, foreign currency risk, and operational risk.

Minimum capital requirements:

The table below shows the minimum capital requirements measured on a consolidated basis, effective for the month of December 2018, together with the integration thereof (computable equity) as of the end of such month:

Description	12/31/2018
Minimum capital requirements	20,437,130
Computable equity	66,113,167

Capital surplus	45,676,037

The following are the policies and processes aimed at identifying, assessing, controlling and mitigating each one of the main risks:

50.1.	Credit Risk

The Bank’s credit rating grades

The credit risk is the existing risk regarding the possibility for the Bank to incur a loss because one or several customers or counterparties fail to meet their obligations.

In order to manage and control the credit risk, the Bank establishes limits regarding the amount of risk it is willing to accept, so as to monitor the indicators with respect to such limits.

The Board of Directors approves the Bank’s credit policy and credit assessment in order to provide a framework for the creation of businesses to attain an adequate correlation between the risk assumed and profitability. The Bank has procedure manuals that contain guidelines, the compliance with current regulations and the prescribed limits. Such manuals are aimed at achieving the following goals:

•	Achieving an adequate portfolio segmentation by type of customer and by economic sector;

•	Boosting the use of the risk analysis and assessment tools that best adjust to the customer’s profile;

•

Setting consistent standards for granting loans, following conservative parameters based on the customer’s solvency, cash flows and profitability in the case of companies, and revenues and equity in the case of individuals;

•

Setting limits to individual powers for granting loans depending on the amount, promoting the existence of specific committees that, according to their sphere of competence, will be in charge of defining assistance levels;

•	Optimizing the quality of risks assumed, having appropriate guarantees according to the loan term and the level for the risk involved; and

•	Monitoring the loan portfolio and the level of customers’ compliance permanently.

Credit risk management implies the existence of a structure having the necessary characteristics to achieve the organizational goals in all stages of the credit cycle: admission, follow-up, monitoring and recovery.

The risk assessment process varies depending on whether it’s about Corporate Banking customers or Consumer Banking customers.

For the assessment of Corporate Banking customers, the Bank features different methods involving several responsible levels and which become more complex according to the magnitude of the transactions, as to amounts and type of assistance, weighted by terms and existing coverage.

When transactions exceed in amount the authorization instances by delegated powers or through the decentralized risk analysis, lines of credits are approved at Credit Committees. The powers vested on the different decision-making bodies are continuously reviewed, in order to adjust them to the number of transactions the Bank faces and optimize the credit risk rating.

The risk analysis of assistance discussed in Credit Committees is performed at the Corporate Risk Management Department: specialized risk analysts prepare separate Risk Reports per client or Economic Group, which serves to support the credit decisions made by Committee members.

Risk reports include –at least- information regarding the application of the loans and their repayment source, debtor’s historical and current behavior and the economic group to which debtor belongs; debtor’s repayment capacity based on debtor’s cash flows; the guarantees that shall secure the obligations, the ownership situation of such collaterals, enforcement possibilities and their sensibility to changes in the economy; the market in which debtor operates and debtor’s position; debtor’s equity, economic and financial position and debtor’s possibility to access to loans.

The resolutions of the Committees include the terms and conditions applicable to the assistance regarding amount, currency, terms, coverage with guarantees, follow-up provisions, etc. Committee decisions are based on debtor’s risk of non-performance and only on secondary basis on debtor’s equity and risk mitigating factors of the transaction.

Credit risk assessment for Consumer Banking customers, assessment systems are based mainly on a qualification score and certain maximum indebtedness and installment/income relationship rules.

There are specific rules regarding debtor’s file integration, in order to duly document the data entered into the assessment systems. Credit risk officers also define a credit power regime based on the margins to be approved and –if applicable- the admitted exceptions.

The Bank features processes to detect interrelated debtor groups that must be considered as a single customer (economic groups) and to group risk exposures with the same debtor or counterparty in different credit facilities.

Before credit rating approval, the Bank performs a series of controls in order to mitigate related credit risks, as well as to conform the transactions to the regulatory framework of technical relationships.

The Bank features a formal, strong and well-defined process to manage loans experiencing any problem. Proceedings vary according to the type of portfolio and the delinquency status.

To mitigate credit risk, the Bank requests the granting of guarantees on the agreed financing. A particular area of the Credit Risk Management Department is responsible for the administration of all guarantees received by the Bank, as well as of the periodic evaluation and update of the value thereof, in order to monitor the quality of risk mitigants.

50.1.1.	Impairment assessment (Policy applicable from January 1, 2018)

The references below show where the Bank’s impairment assessment and measurement approach is set out in these consolidated financial statements. It should be read in conjunction with note 3.2.4.1.

50.1.1.1	Basis for analysis

Clients evaluated on a collective basis

Asset classes where the Bank calculates ECL on a collective basis include Loans and other financing of the Consumer portfolio. This portfolio comprises individual loans and comercial loans up to 19,500.

Clients evaluated on an individual basis

Asset classes where the Bank calculates ECL on an individual basis include:

•	Other Debt Securities at amortized cost.

•	Other Debt Securities at fair value through Other Comprehensive Income.

•	Loans and other financing of Commercial portfolio which comprises corporate loans above 19,500, Public sector loans and financial sector loans.

50.1.1.2.	Definition of default and cure

Clients evaluated on a collective basis:

In some circumstances, the Bank has no reasonable and sustainable information available without effort or disproportionate cost to measure ECL over the life of the asset on an individual instrument basis. In such cases, the ECL during the life of the asset will be recognized on a collective basis.

In these cases, the Bank considers all financial instruments of the same client defaulted and therefore Stage 3 (credit -impaired) for ECL calculations in all cases when the borrower becomes 90 days past due on its contractual payments.

Clients evaluated on an individual basis:

The Bank performs a qualitative assessment of whether a customer is in default, by considering a variety of instances that may indicate unlikeliness to pay. When such events occur, the Bank carefully considers whether the event should result in treating the customer as defaulted and therefore assessed as Stage 3 for ECL calculations or whether Stage 2 is appropriate. Such events are mainly:

•	Significant arrears in the main credit lines granted.

•	Judicial demand by the Bank to collect the assistance granted.

•	Request for reorganization proceeding or bankruptcy.

•	Forborne loans with principal still outstanding.

It is the Bank’s policy to consider a financial instrument as “cured” and therefore reclassified out of Stage 3 when none of the default criteria are present. The decision whether to classify an asset as Stage 2 or Stage 1 once cured depends on the updated credit grade, at the time of the cure, and whether this indicates there has been a significant increase in credit risk compared to initial recognition.

50.1.1.3.	The Bank’s internal rating and PD estimation process

The Bank’s Risk Management Department operates its internal rating models. The models incorporate both qualitative and quantitative information and, in addition to information specific to the borrower, utilize supplemental external information that could affect the borrower’s behavior. Additionally, these models were developed for the commercial and consumer portfolios, as detailed below.

Commercial lending

The rating module developed by the entity, in order to identify the risks and concentrations associated with the PDs in accordance with the commercial strategies is based on a Behavior Module considering the behavior scores of the commercial portfolio segments contemplate variables of internal behaviour and variables from public sources. The Probabilities of Default are established based on the behavior scores of the commercial portfolio, in order to determine the ECL over each customer’s credit exposure.

Consumer lending

To classify the consumer portfolio per risk levels, the Bank has developed a dual-matrix methodology that combines generic Market Scores with the Bank’s internal behavior scores, to determine each customer’s Probability of Default (PD).

Credit Risk Management is responsible for the development of the Score Models.

The proposals for implementing the models, as well as the changes in the policy conditions or model parameters, are submitted to the Risk Management Committee for approval. The methodologies, variables, development population, observation windows and results that support the preparation of the models are documented in special reports, as well as their frequent validation.

The Bank’s internal credit rating grades

Category	Ponderate PD	% Gross Carrying Amount
Performing	2.16%	95.19%
High Grade	1.13%	79.94%
Standard Grade	4.52%	16.23%
Sub-Standard Grade	13.57%	3.83%
Past Due but not impaired	23.60%	2.93%
Non-Performing	100.00%	1.88%

Total		100.00%

50.1.1.4.	Exposure at default

The EAD represents the gross carrying amount of the financial instruments subject to the impairment calculation, addressing both the client’s ability to increase its exposure while approaching default and potential early repayments too.

To calculate the EAD for Stage 1 financial assets, the Bank assesses the possible default events within 12 months for the calculation of the 12mECL. For Stage 2 and Stage 3 financial assets, the exposure at default is considered for events over the lifetime of the instruments.

The Bank developed a calculation method for the products that have a defined flow schedule, and another method for the products that provide the customers with a credit line (revolving products). For revolving products, the Bank calculated a credit risk factor that contemplates the use that this credit line could represent in case of default. Upon building the credit risk factors, the aging of the product and level of use was considered, among other characteristics.

50.1.1.5.	Loss given default

LGD is an estimate of the loss arising in the case where a default occurs at a given time. It is based on the difference between the contractual cash flows due and those that the lender would expect to receive, including from the realization of any collateral. It is usually expressed as a percentage of the EAD.

It is the complement to the unit of the recovery rate; that is, the proportion not collected by the Bank with respect to the EAD. Consequently, the default amount is compared with the current value of the amounts recovered after the date of default.

The Bank segments its loans into smaller homogeneous portfolios, based on key characteristics that are relevant to the estimation of future cash flows. The applied data is based on historically collected loss data and involves a different set of transaction characteristics (e.g., product type, different range of collateral types) as well as borrower characteristics.

The most usual approach is that known as “workout LGD”, in which estimates are based on the historical information observed in the Bank, by discounting the flows that are recorded throughout the recovery process of the contracts in default at a certain time using the EIR.

Once the recovery rates are obtained, this behavior is projected through a triangular method to estimate the periods with less aging. Finally, the weighted average of the loss for each portfolio is determinated.

The work-out period corresponds to the term observed for recovery flows as from the date of default, so that an increase in the observation period does not significantly alter the recovery amount. In other words, it is a period in which it is assumed that all recovery efforts are practically exhausted.

Further recent data and forward-looking economic scenarios are used in order to determine the IFRS 9 LGD rates. When assessing forward-looking information, the expectation is based on different scenarios.

50.1.1.6.	Significant increase in credit risk

The Bank continuously monitors all assets subject to ECLs. In order to determine whether an instrument or a portfolio of instruments is subject to 12mECL or LTECL, the Bank assesses qualitative and quantitative information whether there has been a significant increase in credit risk since initial recognition.

When estimating ECLs on a collective basis for a group of similar assets, the Bank applies the same principles for assessing whether there has been a significant increase in credit risk since initial recognition.

The significant increase in credit risk is assessed by comparing PD as from the date of origin and the PD as from the reporting date adjusted by the forward-looking factor. The Bank considered that there is a significant increase in credit risk when there is more than one level of variation in the clients risk category at the reporting date, except for clients considered of very low risk where the variation required two categories.

Moreover, when estimating ECLs on an individual basis, the Bank also applies a qualitative method for triggering a significant increase in credit risk for an asset, such as moving a customer/facility to the watch list considering the following situations:

•	Clients with more than 30 days past due, or

•	Clients with more than 10 rejected checks that amount more than 40% of its total debt and which were not repaid in the last 3 months, or

•	Clients who are non performing in more than two financial entities and whose debt is at least 20% of its total debt to the Argentinian financial system.

Those clients are individually assessed by credit analysts who determine if they present a significant increase in credit risk. Once clients are on the watch list, they remain there for 60 days more after the reason why they were included there disappears.

Moreover, the Bank monitors the effectiveness of the criteria used in identifying the significant increase in credit risk through periodic reviews to confirm that:

•	The criteria are able to identify significant increases in credit risk before an exposure defaults.

•	The average time between a significant increase in credit risk is identified and the date the default occurs is reasonable.

•	In general, exposures are not transferred directly from the measurement of the 12mECL to impaired financial instruments.

50.1.1.7.	Staging

The conditions and indicators used by the Bank to include customers in each of the three stages, both individually and collectively, are presented below.

Definition of the conditions for each Stage

Customers analyzed on a collective basis

Stage 1

•	Customers with arrears equal to or less than 30 days as of the date of reporting in any of its financial instruments; or

•	Customers who do not present a significant risk variation from the origin date through the date of the report.

•

Low risk customers who have a strong capacity to meet their contractual cash flow obligations in the near term and adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce their ability to fulfil their contractual cash flow obligations.

Stage 2

•	Customers with arrears greater than 30 days at the time of reporting in any of its financial instruments; or

•	Customers who present a significant risk variation from the origin date through the date of the report. This significant increase in credit risk is explained in further detail in note 50.1.1.6.

Stage 3

The Bank considers a financial instrument defaulted and therefore Stage 3 (credit -impaired) for ECL calculations in all cases when the borrower becomes 90 days past due on its contractual payments.

When estimating ECLs on a collective basis for a group of similar assets (as set out in note 50.1.1.7.), the Bank applies the same principles for assessing whether there has been a significant increase in credit risk since initial recognition.

Customers analyzed on an individual basis

Stage 1

The customers whose individual assessment reflects the following characteristics are considered included in Stage 1:

•	The customer did not experience significant increases in the risk of its financial instruments, according to their internal risk rating.

•	The customer’s cash flow analysis shows that is capable of adequately meeting all of its financial obligations.

•

The customer has financial liquidity, with a low level and a proper structure of indebtedness with respect to its profit-generating capacity and shows a high ability to settle payables (principal and interest) in the agreed-upon conditions.

•	The customer’s cash flows are not susceptible to drastic changes in the event of major variations in the behavior of own and sector variables.

•	The customer regularly complies with the payment of its obligations, even when there are minor and insignificant arrears.

This stage also includes customers previously included in Stage 2 who improved their credit risk indicators, and therefore comply with the parameters defined for Stage 1.

Stage 2

This stage includes the customers in the Watch List who, based on the individual analysis of their payment capacity, suffer a significant increase in their risk.

Some elements considered upon defining the existence of a significant increase in risk are:

•	The customer presents indicators of profitability, liquidity and solvency that tend to weaken.

•	Significant increase in the customer’s debt without a consistent rise in revenues.

•	Major decline in operating margins or negative operating result.

•	Adverse changes in the regulatory, technological or economic environment that negatively impacts the customer’s future financial flows.

•	Drastic drop in demand or negative changes in the customer’s business plans.

•	Changes in the customer’s internal behavior rating or individual assessment, which resulted in a decrease in the credit rating in real terms.

•	Significant changes in the value of the guarantees received.

This stage also includes customers previously included in Stage 3, who improved their credit risk indicators and thus they are no longer in default, but whose status prevents them from being recategorized to Stage 1.

Stage 3

It includes customers that comprise the watch list and, after an individual analysis, experience some of the following situations:

•	The customer incurs in significant arrears in the major credit lines granted, and this has not been agreed with the Bank.

•	The customer has been sued judicially by the Bank for the recovery of the assistance granted.

•	The customer requested its own reorganization proceeding or went into bankruptcy.

•	The customer systematically refinances its debts and has still not settled over 5% of the refinanced principal.

•	The analysis of the customer’s cash flows shows it is highly unlikely that the customer may meet all its financial obligations in the agreed-upon conditions.

This stage also includes customers previously included in Stage 2, with significantly impaired risk indicators.

50.1.2.	Analysis of inputs to the ECL model under different economic scenarios

An overview of the approach to estimating ECLs is set out in Note 3.2.4.1. and Significant accounting judgements, estimates and assumptions. To ensure completeness and accuracy, the Bank obtains the data used from third party sources and a team of economists within its Credit Risk Department verifies the accuracy of inputs to the Bank’s ECL models including determining the weights attributable to the multiple scenarios.

The following table set out the key drivers of expected loss and the assumptions used for the Bank’s base case estimate, ECLs based on the base case, plus the effect of the use of multiple economic scenarios, as of December 31, 2018.

The table shows the values of the key forward looking economic variables/assumptions in Argentina used in each of the economic scenarios for the ECL calculations as of December 31, 2018. The figures for “Subsequent years” represent a long-term average and so are the same for each scenario.

Key Drivers	ECL Scenario	Assigned Probabilities	2019	2020	2021	2022
			%	%	%	%
GDP growth %
	Upside	10%	-1.00%	4.25%	4.30%	4.00%
	Base case	60%	-1.50%	3.50%	3.30%	3.00%
	Downside	30%	-2.25%	1.75%	0.80%	1.00%
Unemployment rates %
	Upside	10%	10.0%	9.5%	9.0%	8.0%
	Base case	60%	10.1%	10.3%	9.8%	9.6%
	Downside	30%	11.0%	11.5%	12.0%	12.0%

Key (contd.)	Drivers	ECL Scenario	Assigned Probabilities	2019	2020	2021	2022
Central Bank base rates %
		Upside	10%	37.8%	30.5%	20.0%	13.7%
		Base case	60%	36.0%	29.0%	19.0%	13.0%
		Downside	30%	37.8%	34.8%	26.6%	24.7%
House Price index %
		Upside	10%	31.5%	25.2%	18.9%	14.7%
		Base case	60%	30.0%	24.0%	18.0%	14.0%
		Downside	30%	33.0%	31.1%	28.9%	26.7%

50.1.3.	Impact on regulatory capital

The economic capital model is detailed in note 50, section “Economic Capital Calculation”. Since this model responds to the requirements established by the BCRA, which does not contemplate using ECL, currently it has no impact on economic capital. The BCRA will adopt the Impairment requirements included in IFRS 9 for the years beginning January 1, 2020.

The Bank does not expect significant effects on regulatory capital from the adoption of ECL methodology.

50.1.4.	Overview of modified and forborne loans

From a risk management point of view, once an asset is forborne or modified, the Bank’s special department for distressed assets continues to monitor the exposure until it is completely and ultimately derecognized.

The table below includes Stage 2 and 3 assets that were modified and, therefore, treated as forborne during the period, with the related modification loss suffered by the Bank.

The amortized cost of financial assets modified during the period and the associated net modification amounted to 610,992 and 46,564, respectively.

50.1.5.	Credit quality per asset classes and industry

The Bank’s concentrations of risk are managed by client/counterparty and industry sector. The following table shows the risk concentration by industry for the components of the statement of financial position. Additional disclosures for credit quality and the maximum exposure for credit risk per categories based on the Bank’s internal credit rating system and year-end stage classification are further disclosed in notes 5, 9.1. and 10.

	Stage					12/31/2018	12/31/2017
	1		2		3
	Individual	Collective	Individual	Collective	Total
Loans and other financing	67,170,083	91,201,856	1,015,056	20,209,680	3,438,825	183,035,500	199,801,999
Non-financial Public Sector	1,761,377			8,103	29	1,769,509	2,816,761
Other Financial Entities	5,626,003	686				5,626,689	6,524,316
Non-financial Private Sector and Foreign Residents	59,782,703	91,201,170	1,015,056	20,201,577	3,438,796	175,639,302	190,460,922
Individuals	78,280	73,081,033		9,272,840	1,504,397	83,936,550	104,714,493
Manufacturing industry	28,181,427	2,806,262	208,220	1,833,684	727,922	33,757,515	27,942,827
Agricultural livestock, hunting, forestry and fishing	7,708,045	4,490,328	380,135	3,665,239	278,639	16,522,386	15,034,976
Commercial activities	6,627,492	2,985,112	179,312	2,255,325	567,314	12,614,555	14,492,972
Services	2,023,869	5,829,613	75,550	2,328,427	260,422	10,517,881	13,373,077
Exploration of mines and quarries	8,482,248	61,999		49,922	556	8,594,725	3,959,071
Construction activities	2,352,499	676,431	171,839	550,885	48,990	3,800,644	7,178,720
Electricity supply, gas, steam and air conditioner	2,721,492	62,666		8,998	899	2,794,055	1,549,383
Financial intermediation and insurance services	849,937	498,372		42,949	12,872	1,404,130	979,625
Public administration, defense and compulsory social security		569,483		125,380	16,703	711,566	700,336
Information and communications	545,800	73,999		45,584	12,880	678,263	240,440
Water supply, sewerage, waste management and recovery of materials, and public sanitation	211,614	65,872		22,344	7,202	307,032	295,002

The analysis of the calculation of ECL additionally includes the exposure to credit risk of unused agreed commitments amounted to 80,852,518.

50.1.6.	Collateral and other credit improvements

The table below shows the types of guarantees received as of December 31, 2018:

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECLs
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Letters of credit	256,788						104,486	104,486	152,302	3,461
Guarantees and other commitments	1,575,278								1,575,278	7,269
Loans and other financing	183,035,500	406,244	3,439,059	18,396,210	4,335,920	741,408	18,121,626	45,440,467	137,595,033	3,869,037
Debt securities at fair value through profit or loss	2,635,247								2,635,247
Other debt securities at amortized cost	8,151,176								8,151,176	57
Other debt securities at fair value through OCI	56,433,583								56,433,583

TOTAL	252,087,572	406,244	3,439,059	18,396,210	4,335,920	741,408	18,226,112	45,544,953	206,542,619	3,879,824

The table below provides an analysis of the current fair values of collateral held for stage 3 assets as of December 31, 2018:

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Net exposure	Associated ECLs
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Other	Total collateral
Loans and other financing	3,438,825	3,905	70,171	489,570	142,248	463,511	1,169,405	2,269,420	1,527,108

TOTAL	3,438,825	3,905	70,171	489,570	142,248	463,511	1,169,405	2,269,420	1,527,108

The table below shows the types of guarantees received as of December 31, 2017:

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Letters of credit	133,286						68,363	68,363	64,923
Guarantees and other commitments	1,754,594	1,419					277,521	278,940	1,475,654
Loans and other financing	199,801,999	652,038	6,024,417	14,847,202	6,267,483	1,118,784	28,689,667	57,599,591	142,202,408
Debt securities at fair value through profit or loss	1,603,472								1,603,472
Other debt securities at amortized cost	1,386,173								1,386,173
Other debt securities at fair value through OCI	49,852,407								49,852,407

TOTAL	254,531,931	653,457	6,024,417	14,847,202	6,267,483	1,118,784	29,035,551	57,946,894	196,585,037

The table below provides an analysis of the current fair values of collateral held for stage 3 assets as of December 31, 2017:

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral					Net exposure
		Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Other	Total collateral
Loans and other financing	2,093,697	9,417	263,463	64,505	419,866	757,251	1,336,446

TOTAL	2,093,697	9,417	263,463	64,505	419,866	757,251	1,336,446

50.2.	Liquidity Risk

Liquidity risk is defined as the risk of imbalances occurring between marketable assets and payable liabilities (“mismatches” between payments and collections) that could affect the Bank’s ability to meet all of its current and future financial obligations, taking into consideration the different currencies and settlement terms of its rights and obligations, without incurring significant losses.

The Bank features policies regarding liquidity, the purpose of which is to manage liquidity efficiently, optimizing cost and diversification of funding sources, and maximizing the profit from placements through prudent management that ensures the necessary funds to allow the continuity of transactions and compliance with the rules and regulations in force.

In order to reduce the liquidity risk deriving from the uncertainty that the Bank may be exposed to with respect to its capacity to honor the financial commitments assumed with its customers in due time and manner, a policy has been established, the main aspects of which are as follows:

Assets: a high-liquidity assets portfolio will be maintained to cover at least 25% of total liabilities, comprising deposits, the corporate bonds issued by the Bank, the repo agreements taken and the financial and interbank loans borrowed.

Liabilities: to minimize the unintended effects of illiquidity, deriving from the possible withdrawal of deposits and the repayment of interbank loans taken, the Bank has implemented the following policies, the follow-up and control of which are under the charge of the Assets and Liabilities Committee:

a)

Giving priority to the attraction of retail deposits in order to have an atomized portfolio, avoiding the risk of concentrating the portfolio in a few investors. The level of retail deposits is expected to be at least 50% of total deposits.

b)	The interest held in time deposit portfolio of institutional investors (foreign investors, mutual funds, insurance companies and pension fund managers) shall not exceed 15% of total liabilities.

c)	The certificates of deposit taken shall not exceed 5% of total time deposit, or a fixed amount determined by the Bank.

d)	No investor may have time deposit for an amount exceeding 10% of the total deposits portfolio.

e)	Finally, financial and interbank loans borrowed may not exceed 20% of total liabilities. No institution can exceed 50% of such limit.

In addition, the Bank implemented a series a risk measurement and control tools, including the regular monitoring of liquidity gaps, separated by currency, as well as different liquidity ratios, included “bi-monetaryliquidity ratio”, “Liquidity Coverage Ratio” (LCR) and “Net Stable Funding Ratio” (NSFR), among others.

The Executive Risk Management Department regularly monitors compliance of the different levels set by the Board of Directors in relation to liquidity risk, which include minimum levels of liquidity, maximum concentration levels allowed by type of deposit and by type of customer, among others.

The Bank features policies regarding liquidity, the purpose of which is to manage liquidity efficiently, optimizing cost and diversification of funding sources, and maximizing the profit from placements through prudent management that ensures the necessary funds to allow the continuity of transactions and compliance with the rules and regulations in force.

In the event of a liquidity crisis, the Bank has a contingency plan with the following actions:

a)	Sale of high-liquidity assets;

b)	Repo agreements with the BCRA with assets issued thereby, which are held in the Bank’s portfolio;

c)	Limit any new credit assistance; and

d)

Requesting financial assistance from the BCRA in the event of illiquidity. Current BCRA rules set forth the criteria to grant financial assistance to financial institutions in the event of illiquidity problems.

The following table shows the liquidity ratios during the fiscal years 2018 and 2017, which arise from dividing net liquid assets, made up of cash and cash equivalents, by total deposits.

	2018	2017
December, 31	55.40%	47.00%
average	47.48%	46.20%
max	57.08%	51.90%
min	42.23%	40.84%

The tables below summarize the maturity of the contractual cash flows of loans and other financing, including interest and charges to be accrued until maturity of the contract as of December 31, 2018 and 2017 and January 1, 2017:

		Remaining terms to maturity as of December 31, 2018
	Past due	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Item								Total
Non financial government sector		156,275	403,613	434,592	745,089	968,517	323,784	3,031,870
Financial sector		1,097,205	1,733,758	1,205,293	1,698,740	598,110	22,143	6,355,249
Non financial private sector and foreign residents	1,896,929	52,337,082	23,411,664	25,455,967	30,819,902	35,342,048	69,687,361	238,950,953

Total	1,896,929	53,590,562	25,549,035	27,095,852	33,263,731	36,908,675	70,033,288	248,338,072

		Remaining terms to maturity as of December 31, 2017
	Past due	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Item								Total
Non financial government sector		76,520	332,942	270,689	802,978	1,450,392	1,293,752	4,227,273
Financial sector		1,318,043	667,597	1,056,931	1,133,026	1,490,682	382,808	6,049,087
Non financial private sector and foreign residents	1,313,322	54,217,784	27,751,201	26,559,754	30,112,374	45,297,068	79,558,577	264,810,080

Total	1,313,322	55,612,347	28,751,740	27,887,374	32,048,378	48,238,142	81,235,137	275,086,440

		Remaining terms to maturity as of January 1, 2017
	Past due	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Item								Total
Non financial government sector		1,379,189	235,318	709,154	262,540	501,535	424,583	3,512,319
Financial sector		745,121	952,178	900,053	718,461	471,306	136,828	3,923,947
Non financial private sector and foreign residents	999,170	54,829,527	23,981,844	22,566,721	25,541,148	35,645,714	47,260,716	210,824,840

Total	999,170	56,953,837	25,169,340	24,175,928	26,522,149	36,618,555	47,822,127	218,261,106

Additionally, the tables below disclose the maturity of the contractual future cash flows of financial liabilities, including interest and charges to be accrued until maturity of the contracts, as of December 31, 2018 and 2017 and January 1, 2017:

	Remaining terms to maturity as of December 31, 2018
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total
Item
Deposits	198,459,625	33,817,014	7,493,854	1,310,113	64,511	15,985	241,161,102

From the non financial government sector	17,319,378	1,670,962	639,754	46,091	206		19,676,391
From the financial sector	148,275						148,275
From the non financial private sector and foreign residents	180,991,972	32,146,052	6,854,100	1,264,022	64,305	15,985	221,336,436

Derivative instruments	1,019		350				1,369

Repo Transactions	164,667						164,667

Other financial institutions	164,667						164,667

Other financial liabilities	15,140,459	18,645	9,221	13,064	20,085	140,505	15,341,979

Financing received from the Central Bank of Argentina and other financial institutions	425,053	918,813	1,083,024	470,177	87,151	125,173	3,109,391

Issued corporate bonds	362,534		584,698	734,105	1,441,379	7,387,182	10,509,898

Subordinated corporate bonds			510,412	510,412	1,020,824	21,757,164	23,798,812

Total	214,553,357	34,754,472	9,681,559	3,037,871	2,633,950	29,426,009	294,087,218

	Remaining terms to maturity as of December 31, 2017
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total
Item
Deposits	181,183,593	29,262,291	4,101,328	794,401	42,426	11,593	215,395,632

From the non financial government sector	16,960,126	1,697,075	471,333	1,670	25,934		19,156,138
From the financial sector	120,123						120,123
From the non financial private sector and foreign residents	164,103,344	27,565,216	3,629,995	792,731	16,492	11,593	196,119,371

Liabilities as fair value through profit or loss	9,523						9,523

Derivative instruments	34,116						34,116

Repo Transactions	3,968,851						3,968,851

Other financial institutions	3,968,851						3,968,851
Other financial liabilities	15,355,113	32,069	15,828	24,388	37,737	242,087	15,707,222

Financing received from the Central Bank of Argentina and other financial institutions	1,369,280	135,384	17,134	23,575	50,626	138,948	1,734,947

Issued corporate bonds			596,931	596,931	1,193,862	9,806,722	12,194,446

Subordinated corporate bonds			392,858	401,500	802,999	16,708,703	18,306,060

Total	201,920,476	29,429,744	5,124,079	1,840,795	2,127,650	26,908,053	267,350,797

	Remaining terms to maturity as of January 1, 2017
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total
Item
Deposits	173,114,760	31,834,826	3,229,799	580,267	17,530	6,712	208,783,894

From the non financial government sector	13,109,910	4,034,951	491,221	159,705	216		17,796,003
From the financial sector	102,938						102,938
From the non financial private sector and foreign residents	159,901,912	27,799,875	2,738,578	420,562	17,314	6,712	190,884,953

Repo Transactions	2,018,763						2,018,763

Other financial institutions	2,018,763						2,018,763
Other financial liabilities	10,605,033	885,593	12,730	12,655	19,947	271,144	11,807,102

Financing received from the Central Bank of Argentina and other financial institutions	158,242	90,587	166,526	26,177	18,180	23,548	483,260

Issued corporate bonds		3,126,512					3,126,512

Subordinated corporate bonds			394,266	394,266	788,529	17,990,167	19,567,228

Total	185,896,798	35,937,518	3,803,321	1,013,365	844,186	18,291,571	245,786,759

50.3.	Market Risk

Market risk is defined as the possibility of suffering losses in positions on and off the Bank’s balance sheet as a result of the adverse fluctuations in the market prices of different assets.

Market risks arise from interest rate, currency and price positions, all of which are exposed to general and specific market changes and changes in the price volatility such as interest rates, credit margins, foreign currency exchange rates and prices of shares and securities, among others.

The Bank determines the market risk exposure arising from the fluctuation in the value of portfolios of investments for trading, which result from changes in market prices, the Bank’s net positions in foreign currency, and government and private securities with normal quoted prices.

These risks arise from the size of the Bank’s net positions and/or the volatility of the risk factors involved in each financial instrument.

The Bank features Market Risk Management Policies in which the Bank establishes the proceedings to monitor and control of risks derived of the variations in the quotes of financial instruments in order to optimize the risk-return relationship, making use of the appropriate structure of limits, models and management tools. In addition, the Bank features proper tools and proceedings allowing the Risk Management Committee and the Assets and Liabilities Committee to measure and administer this risk.

Risks to which those investment portfolios are exposed are monitored through historical simulation techniques of “Value at Risk” (VaR). The Bank applies the VaR methodology to calculate the market risk of the main positions adopted and the expected maximum loss based on a series of assumptions for a variety of changes in market conditions.

The Bank calculates the economic capital by market risk using the Value at Risk methodology, using the historical simulation approach.

In order to carry out the above mentioned simulation, the Bank needs to have the Price historical series of those instruments that compose the portfolio.

Prices are corrected by purging the effects of coupon payments and dividend payments, in the case of shares, in order to avoid affecting returns.

In this way the Bank obtains the prices of business days for each instrument between the valuation date and the oldest date, the latter to be established based on the days of history with which the Bank intends to calculate VaR.

Once the Bank has obtained the Price matrix, it proceeds to calculate price variations (10-days returns since it is the established Holding Period) occurred in the history during a period of time similar to the chosen holding period, for each instrument separately, obtaining the return matrix.

With the return matrix, in order to generate the different simulations of prices of each of the “n” instruments, the Bank multiplies the current price of each instrument by the relevant returns.

In order to get the portfolio simulations, the Bank multiplies instrument simulations by the position of each instrument in the portfolio and adds the positions of all instruments for each date.

Once all simulations are completed, the Bank obtains the critical value of the portfolio, giving the relevant percentage to confidence level chosen (99% confidence level).

Finally, the Economic Capital by market risk is obtained as the difference between the current value of the portfolio and the critical value previously obtained.

50.4.	Interest Rate Risk

The interest rate risk is defined as the possibility that changes occur in the Bank’s financial condition as a result of interest rate fluctuations with a negative impact on net financial income and its economic value.

Within the framework of the interest rate risk management the Bank features a series of policies, procedures and internal controls included in the Structural Risk Management Manual for this kind of risk.

The Bank calculates the risk of interest rate mismatches by making a sensitivity analysis of changes in the net value of assets upon an interest rate increase through the economic value approach with a VaR model.

For this purpose, the maximum potential loss in the net economic value of the assets and liabilities portfolio is determined considering a period of three months with a 99% confidence interval.

The Economic Value Model (EVM) is determined as the net sum of cash flows (losses) that the Bank can generate, discounted at market interest rate curve for each accounting item. If the market interest rate curve (used for the discount) is affected, the effect of such variation impacts directly on the Economic Value of the Bank. Generally speaking, reports related to EVM seek to analyze the Bank’s long-term solvency.

It is noteworthy that the use of that approach does not avoid losses beyond those limits in the event of the most significant market changes.

As of December 31, 2018 and 2017, the Bank’s VaR by type of risk is as follows:

VaR of the trading and investment portfolio	12/31/2018	12/31/2017
Interest rate risk	6,262	3,754
Currency Exchange rate risk	182	37
Price risk	82	35

50.5.	Foreign Currency Exchange Rate Risk

The Bank is exposed to fluctuations in foreign currency exchange rates in its financial position and cash flows. The larger proportion of assets and liabilities kept are related to US dollars.

The foreign currency position includes assets and liabilities reflected in pesos at the exchange rate as of the closing dates mentioned below. An institution’s open position comprises assets, liabilities and memorandum accounts stated in foreign currency, where an institution assumes the risk. Any devaluation / revaluation of those currencies would affect the Bank’s statement of income.

Foreign currency transactions are performed at the supply and demand exchange rates. The Bank’s open position, stated in Argentine pesos by currency, is disclosed in note 25 to these consolidated financial statements.

50.6.	Operational Risk

Operational risk is defined as the risk of loss arising from the inadequacy or failure of internal processes, human errors and/or internal system failures, or those originated by external events. This definition includes the Legal Risk but excludes the Strategic Risk and Reputational Risk.

Within such framework, the legal risk –which may occur from within the Bank or externally- comprises, among other aspects, the exposure to penalties, sanctions or other economic consequences or results for failure to comply with any rule or regulation or contractual obligation.

On the other hand, the Bank implemented an operational risk management system that meets the guidelines and provisions established by the BCRA in its Communiqué “A” 5398, as amended, and under Communiqué “A” 5272 the BCRA provided for a minimum capital requirement under this description, effective as of February 1, 2012.

The operating risk management system is formed by:

a)	Organizational structure: the Bank has an Operational Risk Management that is in charge of managing operational risk and a Risk Management Committee.

b)

Policies: the Bank has a “Policy for the Operational Risk Management” approved by the Board of Directors, which define the main concepts, roles and responsibilities of the Board of Directors, the Operational Risk Committee, the Operational Risk and Technology Management and all the areas involved in this risk management.

c)

Procedures: the Bank features a procedure for the “Gathering of events and losses from Operational Risk” that includes a process to gather the Operational Events and Losses to register on a systematic basis the frequency, severity, category and other relevant aspects related to the events and losses from Operational Risk.

d)	The objective is to assess the Bank’s situation upon occurrence of events, in order to better understand the Operational Risk profile and, if applicable, take the necessary corrective actions.

In addition, the Bank has a procedure that establishes the guidelines to prepare risk self-assessments and, in the event of risks exceeding allowed tolerance levels, guidelines to establish risk indicators and action plans.

e)	Systems: the Bank has a comprehensive system that allows managing all Operational and Technology Risks.

f)	Database: The Bank has an operational risk event database prepared pursuant to the guidelines established in Communiqué “A” 4904, as supplementary.

g)

Information systems to measure risks: The Comprehensive Risk Management Department generates and sends, on a quarterly basis, reports to the Board of Directors, the Risk Management Committee and the Senior Management. With such reports the Risk Management Department communicates the results of the follow-up of the management of the main risks to which the Bank is exposed. Each report contains information on risk measurement, evolution, trends, principal exposures, control of main limits and the capital level required for each type of risk.

At the meeting of the Integral Risk Management Committee, the Comprehensive Risk Management Department shall submit for consideration the results of the performance of such department and the reports issued during the period under analysis. The resolutions adopted by the Committee shall be recorded in Minutes to be considered by the Board of Directors, who shall subsequently approve, in this manner, the performance and risk level of the analyzed period.

h)

Stress tests: stress tests are a support tool to manage risks and a supplement of the results reported by the measurement models of the different risks, which in general show risk measurements that are valid for “normal situations”.

They also are an instrument to evaluate the risk profile since they are used to quantify the potential impact in a situation of significant fluctuation of the variables affecting each risk. Stress tests are as well used in the process of internal assessment of economic capital sufficiency.

Stress tests are aimed at evaluating the Bank’s financial vulnerability potential faced with the sensibility of the main variables affecting each risk. Generally, it is considered a variation of low probability of occurrence, but if materialized may cause significant excess of the tolerance limits established for each risk.

i)	Assessment of economic capital sufficiency: each year, the Bank calculates the economic capital for those risks which, for their significance, may, eventually, affect the Bank’s solvency.

At present, the Bank calculates the economic capital of the following risks: Credit, Concentration, Market, Operational, Interest Rate, Liquidity and Concentration of Funding Sources, Securitization, Reputational and Strategic.

Risk management is directly related to economic capital assessment. Thus, it is expected that with a better management and follow-up, the Bank will need to allocate less amount of capital.

Based on the internal models developed, Banco Macro manages its risks, determines its risk profile and calculates, therefore, the necessary capital to develop its activities and businesses, adjusting each risk to its relevant exposure level.

j)

Transparency: As a supplement to this Manual and as part of the Corporate Governance policy, the Bank features an Information Policy aimed at allowing shareholders, investors and the market in general to evaluate aspects of the Bank related to capital, risk exposure, risk assessment procedures and capital adequacy.